SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Jan. 06, 2022	Nov. 03, 2022	Oct. 25, 2022	Sep. 30, 2022	Apr. 21, 2022	Feb. 15, 2022	Feb. 01, 2022	Jan. 03, 2022	Dec. 31, 2021	Dec. 10, 2021	Nov. 17, 2021	Nov. 15, 2021	Nov. 01, 2021	Oct. 22, 2021	Aug. 21, 2021	Jul. 14, 2021	Jun. 24, 2021	May 18, 2021	Apr. 02, 2021	Dec. 31, 2020
Common shares issued										1,612,593	1,788,874	1,475,000	809,110	655,936	1,854,050	4,225,000	1,375,000	362,987	1,744,343
Common stock, Shares issued				96,742,753					58,785,924											33,075,711
Subsequent Event [Member] | Tranche One [Member]
Common shares issued		175,000
Subsequent Event [Member] | Tranche Two [Member]
Common shares issued		175,000
622 Capital, LLC [Member] | Subsequent Event [Member] | OID Purchase Agreement [Member]
Principl amount			$ 600,000
Original issue discount			20.00%
Common stock, Shares issued			2,620,545
Par value			$ 0.0001
Designated original issue discount			20.00%
Purchase Agreement [Member]
Principl amount					$ 4,885,353
Purchase Agreement [Member] | GHS [Member] | Subsequent Event [Member]
preferred stock purchased		350
Preferred Stock Series A [Member]
Preferred shares issued, shares	114,117
Common stock issued	2,852,925
Class E Preferred Stock [Member] | Subsequent Event [Member]
Common shares issued		175,000
Preferred stock, Shares authorized		2,500
GHS Investments LLC [Member]
Common stock, Shares issued						3,000,000	2,012,390	1,620,000